DISCONTINUED OPERATIONS (Summary of Results from Discontinued Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Revenue	$ 609		$ 97
Cost of revenue	588		94
GROSS PROFIT	21		3
Selling, general and administrative expenses	116		6
OPERATING LOSS	(95)		(3)
Other income, net			3
Net loss	(95)
LESS: Net loss attributable to non controlling interest	47
LOSS FROM DISCONTINUED OPERATIONS ATTRIBUTABLE TO ICTS INTERNATIONAL N.V.	$ (48)